Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments, at fair value	$ 2,975,548,042	$ 2,792,943,297
Notes receivable from participants	65,128,740	63,384,614
Dividends and other receivables	17,031,156	38,400,064
Due from broker for securities sold	518,463	90,088
Total assets	3,058,226,401	2,894,818,063
Liabilities
Accrued expenses	0	137,736
Net assets available for benefits	3,058,226,401	2,894,680,327
Money Market Fund
Investments, at fair value:
Total investments, at fair value	143,004	563,134
Commingled Trust Funds
Investments, at fair value:
Total investments, at fair value	928,459,050	839,330,945
Mutual Funds
Investments, at fair value:
Total investments, at fair value	719,139,186	621,684,468
PACCAR Inc Common Stock
Investments, at fair value:
Total investments, at fair value	$ 1,327,806,802	$ 1,331,364,750